Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Advance to suppliers			$ 488,060			$ 564,846		$ 377,088
Construction in progress	$ 8,506,821		8,506,821			8,726,299		8,283,595
Advertising expenses	2,927	$ 13,187	4,154		$ 16,646	2,542		$ 410
Insurance amount			$ 72,500	¥ 500,000		$ 72,500	¥ 500,000
Revenue percentage			10.00%	10.00%		10.00%	10.00%	10.00%
Purchase percentage		10.00%	10.00%	10.00%				60.00%
Net purchase								$ 31,409
Tax benefit						50.00%	50.00%
Commission expense	42,949,936	$ 0	$ 46,306,682		$ 0
Total revenue	$ 51,290,462		$ 55,574,576
Concentration of credit risk description	During the three months ended June 30, 2022, the Company had two major supplier that accounted for over 10% of its total purchases.		During the six months ended June 30, 2022, the Company had two major suppliers that accounted for over 10% of its total purchases.	During the six months ended June 30, 2022, the Company had two major suppliers that accounted for over 10% of its total purchases.
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Value added tax percentage			0.00%	0.00%		0.00%	0.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Value added tax percentage			17.00%	17.00%		17.00%	17.00%
One supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase percentage								10.00%
Tengjunxiang [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subsidiaries percentage			100.00%	100.00%		100.00%	100.00%
Tengjunxiang HK [Member] | WOFE [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subsidiaries percentage			94.95%	94.95%		94.95%	94.95%